Vessels - Additional Information (Detail) (USD $)	12 Months Ended			6 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012 Term loan credit facilities [Member]	Dec. 31, 2012 Term loan credit facilities [Member] Vessels [Member]
Property, Plant and Equipment [Line Items]
Capitalized interest costs to vessels	$ 2,983,000	$ 12,952,000	$ 27,871,000
Term loan				53,000,000
Loan amount outstanding				52,104,000
(Gain) loss on vessels	$ (9,773,000)	$ 16,237,000		$ (9,773,000)
Leasing Period for the Vessel					9 years